SCHEDULE OF LONG-TERM DEBT RELATED PARTIES (Details) (Parenthetical)											3 Months Ended	12 Months Ended
	Dec. 15, 2021 USD ($)	Jun. 25, 2021	Jun. 15, 2021 USD ($)	Mar. 05, 2021 USD ($) shares	May 01, 2018 USD ($)	Feb. 01, 2017 USD ($)	Jan. 03, 2017 USD ($)	Dec. 13, 2016 USD ($)	May 25, 2016 USD ($)	Jan. 01, 2015	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 18, 2020 USD ($)	Jun. 18, 2020 INR (₨)	Apr. 27, 2020 USD ($)	Apr. 27, 2020 INR (₨)	Sep. 13, 2018 USD ($)
Short-term Debt [Line Items]
Accrued Interest				$ 12,392
Conversion of common stock | shares				5,499							21,250
Kunaal Sikka [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage	15.00%	18.00%															12.00%
Loan bears monthly interest rate		1.50%										6.00%
Note payable to related parties	$ 250,000																$ 15,000
Debt instrument maturity date	Dec. 31, 2022
Swarn Singh [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage	15.00%					15.00%	15.00%				21.00%	21.00%
Loan bears monthly interest rate						1.25%	1.25%					1.75%
Note payable to related parties	$ 150,000					$ 20,000	$ 25,000
Debt instrument maturity date	Dec. 31, 2022					Dec. 31, 2019	Dec. 31, 2019
Sushi lChaudhary [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage															13.00%	13.00%
Note payable to related parties															$ 14,500
Notes Payable											$ 8,828	$ 8,828
Sushi lChaudhary [Member] | INR [Member]
Short-term Debt [Line Items]
Note payable to related parties | ₨																₨ 1,100,000
Officer [Member]
Short-term Debt [Line Items]
Note payable to related parties													$ 100,000	₨ 7,650,000
Notes Payable											82,100	82,100
Due to related party											$ 973	$ 973
Director [Member]
Short-term Debt [Line Items]
Note payable to related parties			$ 400,000
Settlement description			The note does not bear interest however the director received two tranches of 18,750 shares each for lending this amount. If the note is repaid by the maturity date, one of the two tranches of 18,750 shares will be returned. The Company and the director extended the maturity date of this note to June 14, 2022
Notes Payable to Satinder Thiara [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage					15.00%			15.00%	15.00%		21.00%	21.00%
Loan bears monthly interest rate					1.25%			1.25%	1.25%			1.75%
Note payable to related parties					$ 25,000			$ 10,000	$ 22,000
Debt instrument maturity date					Dec. 31, 2019			Dec. 31, 2021	Dec. 31, 2021
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage										15.00%
Loan bears monthly interest rate										1.25%